Supplementary cash flow information (Details) - USD ($)				1 Months Ended				6 Months Ended		12 Months Ended
		Apr. 29, 2017	Dec. 05, 2016	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2016	May 31, 2016	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 02, 2018	Jun. 29, 2016	Jun. 13, 2016	May 30, 2016	May 20, 2016	Dec. 31, 2015	Sep. 30, 2012	May 10, 2005
Non-cash investing activities
Sale of rigs and equipment (1)								$ 0
Derecognition of Sevan Developer newbuild asset (4)								0
Derecognition of Sevan Developer construction obligation (4)								0
Non-cash financing activities
Repayment of debt following insulation of Seadrill Partners from Seadrill Limited (3)								0
Proceeds from long-term loans (6)								0
Long term loans netted-down with related party balances (6)								0
Dividend to non-controlling interests in VIEs (7)								0
Sale of rigs and equipment								$ 0
Ownership interest (as percent)								50.00%	50.00%	50.00%	50.00%
Loss on disposals	[1]							$ 0
Number of shares issued (in shares)										15,684,340
Common shares, par value (in dollars per share)						$ 2.00	$ 2.00	$ 0.1
Common stock, shares issued (in shares)								100,000,000	100,000,000			100,000,000		508,444,280		500,944,280
$1,000 million fixed interest bond
Non-cash financing activities
Fixed interest rate (as percent)						6.125%	6.125%						5.625%		5.625%			5.625%
Number of shares issued (in shares)						7,500,000	8,184,340
Debt repurchased						$ 50,000,000	$ 55,000,000
Seadrill Mobile Units (Nigeria) Ltd
Non-cash financing activities
Ownership interest (as percent)			51.00%
Seadrill UK Ltd | Seadrill Mobile Units (Nigeria) Ltd
Non-cash investing activities
Increase of investment in Seadrill Mobile Units (Nigeria) Ltd (2)			$ (6,000,000)
Non-cash financing activities
Interest acquired (as percent)			10.00%
Ownership interest (as percent)			49.00%
Seadrill Partners LLC | $440 million facility | Secured Debt
Non-cash financing activities
Repayments of lines of credit				$ 109,000,000
Debt, face amount										$ 440,000,000
Drilling units | West Triton, West Mischief and West Resolute
Non-cash financing activities
Fair value of consideration received		$ 225,000,000
Loss on disposals		$ 166,000,000
Drilling units | Disposal of Sevan Developer contract
Non-cash financing activities
Disposal group, including discontinued operation, property, plant and equipment					$ 620,000,000
Disposal group, including discontinued operation, construction payable					526,000,000
Disposal group, including discontinued operation, accrued liabilities					19,000,000
Loss on disposals					$ 75,000,000
Predecessor
Non-cash investing activities
Sale of rigs and equipment (1)									$ 0	103,000,000	$ 0
Increase of investment in Seadrill Mobile Units (Nigeria) Ltd (2)											(6,000,000)
Proceeds from repayment of short-term loan from related parties due to Seadrill Partners insulation from Seadrill Limited (3)										109,000,000
Derecognition of Sevan Developer newbuild asset (4)									0	620,000,000	0
Derecognition of Sevan Developer construction obligation (4)									0	(526,000,000)	0
Non-cash financing activities
Repayment of debt following sale of rigs and equipment (1)										(103,000,000)
Increase in non-controlling interest in Seadrill Nigeria Operations Ltd (2)											7,000,000
Repayment of debt following insulation of Seadrill Partners from Seadrill Limited (3)									0	(109,000,000)	0
Conversion of convertible bond into shares, decrease in long term debt (5)											(105,000,000)
Conversion of convertible bond into shares, net increase in equity (5)											58,000,000
Proceeds from long-term loans (6)									0	0	150,000,000
Long term loans netted-down with related party balances (6)									0	0	(150,000,000)
Dividend to non-controlling interests in VIEs (7)									0	(14,000,000)	(113,000,000)
Sale of rigs and equipment									126,000,000	122,000,000	0
Loss on disposals	[1]								$ 0	$ 245,000,000	$ 0
Number of shares issued (in shares)											15,684,340
Common shares, par value (in dollars per share)										$ 2.00									$ 2
Common stock, shares issued (in shares)									508,763,020	508,763,020	508,763,020						493,078,680		6,000
Predecessor | Disposal of Sevan Developer contract
Non-cash financing activities
Fair value of consideration received										$ 0
Loss on disposals										$ 75,000,000

[1]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".